COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Future minimum lease installments	$ 26,360
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | MEXICO [Member]
Leased term	3 years
Monthly rental payment	$ 2,929	$ 3,425
Maturity of lease agreement	Dec. 15, 2016
QPAGOS Corporation - Parent Company [Member]
Future minimum lease installments			$ 32,748
QPAGOS Corporation - Parent Company [Member] | MEXICO [Member]
Leased term			3 years
Monthly rental payment			$ 2,929	$ 3,425
Maturity of lease agreement			Dec. 15, 2016